Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 14
Prospectus Date	rr_ProspectusDate	Jun. 21, 2016
Supplement [Text Block]	pipi14_SupplementTextBlock

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 14.
Prudential Floating Rate Income Fund (the “Fund”)

Supplement dated September 23, 2016 to the Currently Effective Prospectus and Summary Prospectus

Effective as of October 1, 2016, the Fund’s existing contractual cap on Fund expenses will be enhanced. To reflect these changes, the Fund’s Prospectus is hereby revised as follows, effective as of October 1, 2016:

1.	In the Summary Prospectus and Prospectus section entitled Fund Summary—Fund Fees and Expenses, the Annual Fund Operating Expenses table is deleted and replaced with the following table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Q	Class Z
Management fees	.65%	.65%	.65%	.65%
+ Distribution and service (12b-1) fees	.25%	1.00%	None	None
+ Other expenses	.39%	.39%	.29%	.39%
= Total annual Fund operating expenses	1.29%	2.04%	.94%	1.04%
– Fee waiver and/or expense reimbursement	(.34)%	(.34)%	(.29)%	(.34)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1)	.95%	1.70%	.65%	.70%

(1) The Manager has contractually agreed, through June 30, 2018, to reimburse and/or waive fees so that: (1) the Fund’s net annual operating expenses (exclusive of distribution and service (12b-1) fees, transfer agency expenses (including sub-transfer agency and networking fees), acquired fund fees and expenses, taxes, interest and brokerage commissions, and extraordinary expenses) of each class of shares is limited to 0.65% of the Fund's average daily net assets; and (2) the Fund’s net annual operating expenses (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest and brokerage commissions, and extraordinary expenses) of each class of shares is limited to 0.70% of the Fund's average daily net assets. These waivers may not be terminated prior to June 30, 2018 without the prior approval of the Fund’s Board of Directors (the “Board”). The Manager and the Board have agreed to a new management fee schedule for the Fund effective on or about October 1, 2016, under which the management fee will be 0.65% of average daily net assets up to $5 billion and 0.625% of average daily net assets in excess of $5 billion.

2.	In the Summary Prospectus and Prospectus section entitled Fund Summary—Fund Fees and Expenses—Example, the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$419	$688	$978	$1,802	$419	$688	$978	$1,802
Class C	$273	$607	$1,067	$2,342	$173	$607	$1,067	$2,342
Class Q	$66	$271	$492	$1,128	$66	$271	$492	$1,128
Class Z	$72	$297	$541	$1,240	$72	$297	$541	$1,240

Prudential Floating Rate Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pipi14_SupplementTextBlock

PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 14.
Prudential Floating Rate Income Fund (the “Fund”)

Supplement dated September 23, 2016 to the Currently Effective Prospectus and Summary Prospectus

Effective as of October 1, 2016, the Fund’s existing contractual cap on Fund expenses will be enhanced. To reflect these changes, the Fund’s Prospectus is hereby revised as follows, effective as of October 1, 2016:

1.	In the Summary Prospectus and Prospectus section entitled Fund Summary—Fund Fees and Expenses, the Annual Fund Operating Expenses table is deleted and replaced with the following table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Q	Class Z
Management fees	.65%	.65%	.65%	.65%
+ Distribution and service (12b-1) fees	.25%	1.00%	None	None
+ Other expenses	.39%	.39%	.29%	.39%
= Total annual Fund operating expenses	1.29%	2.04%	.94%	1.04%
– Fee waiver and/or expense reimbursement	(.34)%	(.34)%	(.29)%	(.34)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1)	.95%	1.70%	.65%	.70%

(1) The Manager has contractually agreed, through June 30, 2018, to reimburse and/or waive fees so that: (1) the Fund’s net annual operating expenses (exclusive of distribution and service (12b-1) fees, transfer agency expenses (including sub-transfer agency and networking fees), acquired fund fees and expenses, taxes, interest and brokerage commissions, and extraordinary expenses) of each class of shares is limited to 0.65% of the Fund's average daily net assets; and (2) the Fund’s net annual operating expenses (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest and brokerage commissions, and extraordinary expenses) of each class of shares is limited to 0.70% of the Fund's average daily net assets. These waivers may not be terminated prior to June 30, 2018 without the prior approval of the Fund’s Board of Directors (the “Board”). The Manager and the Board have agreed to a new management fee schedule for the Fund effective on or about October 1, 2016, under which the management fee will be 0.65% of average daily net assets up to $5 billion and 0.625% of average daily net assets in excess of $5 billion.

2.	In the Summary Prospectus and Prospectus section entitled Fund Summary—Fund Fees and Expenses—Example, the table is deleted and replaced with the following new table:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$419	$688	$978	$1,802	$419	$688	$978	$1,802
Class C	$273	$607	$1,067	$2,342	$173	$607	$1,067	$2,342
Class Q	$66	$271	$492	$1,128	$66	$271	$492	$1,128
Class Z	$72	$297	$541	$1,240	$72	$297	$541	$1,240

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2018
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Prudential Floating Rate Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
+ Other expenses	rr_OtherExpensesOverAssets	0.39%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.29%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.95%	[1]
1 Year	rr_ExpenseExampleYear01	$ 419
3 Years	rr_ExpenseExampleYear03	688
5 Years	rr_ExpenseExampleYear05	978
10 Years	rr_ExpenseExampleYear10	1,802
1 Year	rr_ExpenseExampleNoRedemptionYear01	419
3 Years	rr_ExpenseExampleNoRedemptionYear03	688
5 Years	rr_ExpenseExampleNoRedemptionYear05	978
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,802
Prudential Floating Rate Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.39%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.04%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.70%	[1]
1 Year	rr_ExpenseExampleYear01	$ 273
3 Years	rr_ExpenseExampleYear03	607
5 Years	rr_ExpenseExampleYear05	1,067
10 Years	rr_ExpenseExampleYear10	2,342
1 Year	rr_ExpenseExampleNoRedemptionYear01	173
3 Years	rr_ExpenseExampleNoRedemptionYear03	607
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,067
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,342
Prudential Floating Rate Income Fund | Class Q
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.29%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	0.94%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.65%	[1]
1 Year	rr_ExpenseExampleYear01	$ 66
3 Years	rr_ExpenseExampleYear03	271
5 Years	rr_ExpenseExampleYear05	492
10 Years	rr_ExpenseExampleYear10	1,128
1 Year	rr_ExpenseExampleNoRedemptionYear01	66
3 Years	rr_ExpenseExampleNoRedemptionYear03	271
5 Years	rr_ExpenseExampleNoRedemptionYear05	492
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,128
Prudential Floating Rate Income Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.39%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.04%
– Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.70%	[1]
1 Year	rr_ExpenseExampleYear01	$ 72
3 Years	rr_ExpenseExampleYear03	297
5 Years	rr_ExpenseExampleYear05	541
10 Years	rr_ExpenseExampleYear10	1,240
1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	297
5 Years	rr_ExpenseExampleNoRedemptionYear05	541
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,240

[1]	The Manager has contractually agreed, through June 30, 2018, to reimburse and/or waive fees so that: (1) the Fund’s net annual operating expenses (exclusive of distribution and service (12b-1) fees, transfer agency expenses (including sub-transfer agency and networking fees), acquired fund fees and expenses, taxes, interest and brokerage commissions, and extraordinary expenses) of each class of shares is limited to 0.65% of the Fund's average daily net assets; and (2) the Fund’s net annual operating expenses (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest and brokerage commissions, and extraordinary expenses) of each class of shares is limited to 0.70% of the Fund's average daily net assets. These waivers may not be terminated prior to June 30, 2018 without the prior approval of the Fund’s Board of Directors (the “Board”). The Manager and the Board have agreed to a new management fee schedule for the Fund effective on or about October 1, 2016, under which the management fee will be 0.65% of average daily net assets up to $5 billion and 0.625% of average daily net assets in excess of $5 billion.